Income Taxes - Additional Information (Detail) - MXN ($) $ in Millions					4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2018	Aug. 31, 2018	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [line items]
Effective tax rate								30.60%	(37.17%)	27.45%
Unrecognized deferred tax liabilities		$ 9,237			$ 9,237			$ 9,237	$ 5,847	$ 5,136
NOLs usage limit								30.00%
Income tax rate								30.00%	30.00%	30.00%
Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions								5.00%
Top of range [member]
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions								7.50%
Excluding Venezuela's Deconsolidation and Philippine's Consolidation Impact [member]
Major Components Of Tax Expense Income [line items]
Effective tax rate									28.12%
Argentina [member]
Major Components Of Tax Expense Income [line items]
Income tax rate									35.00%
Sales taxes									1.75%
Argentina [member] | Two thousand eighteen and nineteen [member]
Major Components Of Tax Expense Income [line items]
Income tax rate									30.00%
Percentage of dividend received from residents withholding									7.00%
Argentina [member] | Two thousand nineteen onwards [member]
Major Components Of Tax Expense Income [line items]
Income tax rate									25.00%
Percentage of dividend received nonresidents withholding									13.00%
Argentina [member] | Two thousand and eighteen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes									1.50%
Argentina [member] | Two thousand and seventeen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes									1.00%
Argentina [member] | Two Thousand and Nineteen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes									1.50%
Argentina [member] | Two thousand and twenty [member]
Major Components Of Tax Expense Income [line items]
Sales taxes									1.00%
Argentina [member] | Two Thousand and Twenty One [member]
Major Components Of Tax Expense Income [line items]
Sales taxes									0.50%
Argentina [member] | Two thousand and twenty two [member]
Major Components Of Tax Expense Income [line items]
Sales taxes									0.00%
Brazil [member]
Major Components Of Tax Expense Income [line items]
Average federal production and federal sales tax								16.50%
Excise tax rate			20.00%		4.00%
Colombia [member]
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate										35.00%
Percentage of reform income tax rate				34.00%
Percentage of reform extra income tax rate								4.00%	6.00%
Percentage of special increase in income tax rate									20.00%	15.00%
Income tax rate		33.00%						9.00%	8.00%	6.00%	5.00%
Percentage of dividend received from residents withholding									10.00%
Percentage of dividend received nonresidents withholding									5.00%
Percentage of increase in income tax rate									3.50%	3.00%
Value-added tax									19.00%	16.00%
Dividend tax on distributions		7.50%
Colombia [member] | Bottom of range [member]
Major Components Of Tax Expense Income [line items]
capitalization ratio		31.00%			31.00%			31.00%
Colombia [member] | Top of range [member]
Major Components Of Tax Expense Income [line items]
capitalization ratio		21.00%			21.00%			21.00%
Colombia [member] | Two Thousand and Nineteen [member]
Major Components Of Tax Expense Income [line items]
Percentage of increase in income tax rate		3.50%
Municipality sales tax		50.00%
Colombia [member] | Two thousand and twenty [member]
Major Components Of Tax Expense Income [line items]
Income tax rate		32.00%
Percentage of increase in income tax rate		1.50%
Municipality sales tax		100.00%
Colombia [member] | Two Thousand and Twenty One [member]
Major Components Of Tax Expense Income [line items]
Income tax rate		31.00%
Percentage of increase in income tax rate		0.00%
Colombia [member] | Two thousand and twenty two [member]
Major Components Of Tax Expense Income [line items]
Income tax rate		30.00%
Colombia [member] | Later than one year [member]
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate									33.00%
Costa Rica [member]
Major Components Of Tax Expense Income [line items]
Income tax rate		15.00%
Value-added tax		13.00%
Percentage of interest expenses		20.00%
Costa Rica [member] | Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate								25.00%
Costa Rica [member] | Top of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate								20.00%
Changes in tax rates or tax laws enacted or announced [member] | Brazil [member]
Major Components Of Tax Expense Income [line items]
Excise tax rate	4.00%					8.00%	12.00%